Treasury Shares - Summary of Holding of Treasury Shares (Detail) € in Thousands	3 Months Ended
Mar. 31, 2026 EUR (€) shares
Disclosure Of Holding Of Treasury Shares [Line Items]
January 1, 2026 (Nominal values) | €	€ 80
Acquired from third parties (Nominal values) | €	34
Transferred under stock incentive programs (Nominal values) | €	(79)
March 31, 2026 (Nominal values) | €	€ 35
January 1, 2026 (Holding) | shares	597,096
Acquired from third-parties (Holding) | shares	254,027
Transferred under stock incentive programs (Holding) | shares	(585,872)
March 31, 2026 (Holding) | shares	265,251
January 1, 2026 (Holding in % of total outstanding shares)	1.00%
Acquired from third parties (Holding in % of total outstanding shares)	0.00%
Transferred under stock incentive programs (Holding in % total outstanding shares)	0.00%
March 31, 2026 (Holding in % of total outstanding shares)	0.40%